OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2019				2018
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	422,462	10,083	6,066	438,611	223,138	6,960	6,420	236,518
An analysis of other liabilities is as follows:

	At December 31,
	2019	2018
	(€ thousand)
Deferred income	275,439	271,817
Advances and security deposits	348,899	145,394
Accrued expenses	85,965	81,408
Payables to personnel	28,272	25,434
Social security payables	20,334	18,209
Other	41,106	47,481
Total other liabilities	800,015	589,743

Explanation of significant changes in contract liabilities

Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2019	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2019
	(€ thousand)
Maintenance and power warranty programs	204,987	90,998	(76,776)	—	219,209
Advances from customers	139,852	377,950	(176,623)	44	341,223